Reportable segments - Depreciation and Amortization by Segment (Details) - USD ($)	9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023
Reportable segments
Depreciation and amortization	$ 651,761	$ 395
Technology
Reportable segments
Depreciation and amortization	2,971	$ 395
Telehealth
Reportable segments
Depreciation and amortization	$ 648,790